STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (7,813,981)	$ (6,277,860)	$ (15,642,548)	$ (1,951,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(6,805,462)	(425,527)	(4,257,469)	(7,098)
Fair value of Private Placement Units issued for legal services	414,000	0
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses and income taxes payable	13,319,801	5,586,968	17,026,986	1,027,926
Income taxes payable		33,614	979,475	0
Prepaid insurance	118,836	118,837	237,673	(406,023)
Franchise tax payable	182,500	100,000	200,000	200,000
Prepaid expenses	(26,250)	0
Net cash used in operating activities	(610,556)	(897,582)	(1,455,883)	(923,354)
Cash flows from investing activities:
Investment of cash in Trust Account			(2,875,000)	(293,250,000)
Investments withdrawn from trust account for redemptions			(589,160)
Net cash used in investing activities			(2,816,084)	(293,250,000)
Cash flows from financing activities:
Proceeds from sale of Units			0	287,500,000
Proceeds from sale of private placement warrants			0	11,334,840
Proceeds from Sponsor note			2,875,000	223,557
Repayment of Sponsor note			0	(223,557)
Due from Sponsor			0	(1,702,958)
Payment of due from Sponsor			0	1,702,958
Payment of offering costs			0	(4,168,028)
Proceeds from working capital loan	649,333	451,700	500,835	0
Advances - related parties	45,000	121,120	625,700	22,394
Redemption of shares			(58,916)
Proceeds from issuance of Class B common stock to Sponsor			0	25,000
Net cash provided by financing activities	694,333	572,820	3,942,619	22,394
Net change in cash	83,777	(324,762)	(326,742)	327,731
Cash at beginning of period	989	327,731	327,731	0
Cash at end of period	84,766	2,969	989	327,731
Non-cash investing and financing activities:
Deferred underwriting fee payable			0	10,062,500
Remeasurement of Class A common stock	$ 4,835,156	$ 99,011	$ 5,760,092	$ 0